SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 PARENT COMPANY CNY	Dec. 31, 2012 PARENT COMPANY CNY	Dec. 31, 2011 PARENT COMPANY CNY	Dec. 31, 2010 PARENT COMPANY CNY
ASSETS
Cash and cash equivalents	$ 61,531	372,493	$ 37,889	229,367	327,546	612,583	33,090	28,171	32,617	241
Due from subsidiaries							2,391	2,915
Prepaid expenses and other current assets	3,753	22,714		21,837			653	1,177
Investment in subsidiaries							908,171	851,677
Total assets	182,770	1,106,436		1,025,719			944,305	883,940
LIABILITIES AND EQUITY
Due to subsidiaries							8,322	8,322
Prepaid subscription	2	12		158			153	391
Accrued expenses							3,373	3,932
Total liabilities	28,739	173,979		155,591			11,848	12,645
Equity:
Ordinary shares, par value $.001, 1,000,000,000 shares authorized, 104,404,831 and 106,296,674 shares issued and outstanding as of December 31, 2012 and 2013, respectively	125	756		745			756	745
Additional paid-in capital	122,771	743,219		719,641			743,219	719,641
Retained earnings	32,644	197,618		158,068			197,618	158,068
Accumulated other comprehensive loss	(1,509)	(9,136)		(8,326)			(9,136)	(7,159)
Total equity	154,031	932,457		870,128	777,904	766,092	932,457	871,295	779,078	766,920
Total liabilities and equity	$ 182,770	1,106,436		1,025,719			944,305	883,940